Earnings per share (Detail) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Profit attributable to owners of the Company	R$ 148,378	R$ 60,625	R$ 478,781	R$ 127,186	R$ 35,084
Weighted average number of common shares	297,454,853	262,288,607	262,288,607	262,288,607	262,288,607
Basic earnings per share-R$	R$ 0.4988	R$ 0.2311
Basic and diluted earnings per share - in reais			R$ 1.8254	R$ 0.4849	R$ 0.1338
Profit used to determine diluted earnings per share	R$ 148,378	R$ 60,625	R$ 478,781	R$ 127,186	R$ 35,084
Weighted average number of outstanding common shares (thousands)	297,454,853	262,288,607	262,288,607	262,288,607	262,288,607
Number of shares under option	3,469,011
Nmber of shares that would have been	(2,339,734)
Weighted average number of common shares for diluted earnings per share (thousands)	298,584,130	262,288,607
Diluted earnings per share-R$	R$ 0.4969	R$ 0.2311